Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note A — Organization and Business Operations
Mobile Infrastructure Corporation (the “Company,” “we,” “us” or “our”), is a Maryland corporation formed on May 4, 2015. The Company focuses on acquiring, owning and leasing parking facilities and related infrastructure, including parking lots, parking garages and other parking structures throughout the United States. The Company targets both parking garage and surface lot properties primarily in top 50 U.S. Metropolitan Statistical Areas (“MSAs”), with proximity to key demand drivers, such as commerce, events and venues, government and institutions, hospitality and multifamily central business districts.
As of June 30, 2023, the Company owned 43 parking facilities in 21 separate markets throughout the United States, with a total of 15,676 parking spaces and approximately 5.4 million square feet. The Company also owns approximately 0.2 million square feet of retail/commercial space adjacent to its parking facilities.
The Company is the sole general partner of Mobile Infra Operating Partnership, L.P., a Maryland limited partnership (the “Operating Partnership”). The Company owns substantially all of its assets and conducts substantially all of its operations through the Operating Partnership, is the sole general partner of the Operating Partnership and owns approximately 45.8% of the common units of the Operating Partnership (the “OP Units”). Color Up, LLC, a Delaware limited liability company (“Color Up”) and HSCP Strategic III, LP, a Delaware limited partnership (“HS3”), are limited partners of the Operating Partnership and own approximately 44.2% and 10%, respectively, of the outstanding OP Units. Color Up is our largest stockholder and is controlled by the Company’s Chief Executive Officer and a director, Manuel Chavez, the Company’s President, Chief Financial Officer and a director, Stephanie Hogue, and a director of the Company, Jeffrey Osher. HS3 is controlled by Mr. Osher.
The Company previously elected to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes and operated in a manner that allowed the Company to qualify as a REIT through December 31, 2019. As a consequence of lease modifications entered into during the
COVID-19
pandemic, the Company earned income from a number of tenants that did not constitute qualifying REIT income for purposes of the annual REIT gross income tests, and, as a result, the Company was not in compliance with the annual REIT income tests for its taxable year ended December 31, 2020. Accordingly, the Company did not qualify for taxation as a REIT in 2020 and continues to be taxed as a C corporation. As a C corporation, the Company is not required to distribute any amounts to its stockholders.
Merger with Fifth Wall Acquisition Corp. III
On December 13, 2022, the Company and Fifth Wall Acquisition Corp. III (“FWAC”), a special purpose acquisition company sponsored by Fifth Wall Acquisition Sponsor III LLC (“Fifth Wall”), entered into a definitive merger agreement, which was subsequently amended by the First Amendment to Agreement and Plan of Merger dated March 23, 2023 (the “Merger Agreement”). Upon closing of the merger (the “Merger”), FWAC will be the surviving entity and will be renamed “Mobile Infrastructure Corporation”. The combined company following the Merger (“New MIC”) expects to be publicly traded on the New York Stock Exchange American under the ticker “BEEP.” Following the steps of the Merger as provided in the Merger Agreement:

•	each then issued and outstanding Class A Share of FWAC will convert, on a one-for-one basis, into one share of New MIC common stock;

•	each then issued and outstanding share of the Company’s common stock will convert, on a one-to-1.5 basis, into one share of New MIC common stock;

•	each share of the Company’s Series 1 and Series A preferred stock issued and outstanding will be converted into the right to receive one share of Series 1 and Series A preferred stock of New MIC; and

•
each of the Company’s common stock warrants will become a warrant to purchase that number of shares of New MIC common stock equal to the product of (a) the number of shares of common stock that would have been issuable upon the exercise of such common stock warrant and (b) 1.5.

Additionally, on June 15, 2023, HS3, Harvest Small Cap Partners, L.P. and Harvest Small Cap Partners Master, Ltd., entities controlled by Mr. Osher, and
Bombe-MIC
Pref, LLC, an entity controlled by Mr. Chavez and of which Ms. Hogue is a member, (collectively, the “Preferred PIPE Investors”), each entered into a Subscription Agreement with FWAC pursuant to which, among other things, the Preferred PIPE Investors agreed to subscribe for and purchase, and FWAC has agreed to issue and sell to the Preferred PIPE Investors, a total of 46,000 shares of Series 2 Convertible Preferred Stock, par value $0.0001 per share (the “Series 2 Preferred Stock”), of New MIC at $1,000 per share for an aggregate purchase price of $46,000,000. Subject to the terms and conditions of the Subscription Agreement, the Series 2 Preferred Stock will convert into approximately 12,534,060 shares of New MIC Common Stock on December 31, 2023. The Series 2 Preferred Stock will be entitled to receive dividends at a cumulative annual rate of 10% during the period between the initial issuance of such shares and the conversion thereof into shares of New MIC Common Stock. Dividends will be paid in kind and also convert into shares of New MIC Common Stock on the conversion date.
The Merger was approved by a majority of the Company’s stockholders at a meeting held on August 10, 2023. The Merger is expected to close on or around August 18, 2023.
Concurrent with the closing of the Merger, the Operating Partnership will convert from a Maryland limited partnership to a Delaware limited liability company (the “Operating Company”). As a limited liability company, the Operating Company will continue to be treated as a partnership and a disregarded entity for tax and accounting purposes. Following the conversion, the Company will be a member of the Operating Company and the Operating Company will be managed by a board of managers, one appointed by the Company and one appointed by the other members of the Operating Company.
During the six months ended June 30, 2023 and the year ended December 31, 2022, the Company incurred costs of approximately $3.0 million and $2.1 million, respectively, associated with the Merger. These costs are being accounted for as deferred offering costs in accordance with FASB ASC Topic 340,
Other Assets and Deferred Costs
and are reflected within deferred offering costs on our Consolidated Balance Sheets.

Note A

—
 Organization and Business Operations
Mobile Infrastructure Corporation (formerly known as The Parking REIT, Inc.) (the “Company,” “we,” “us” or “our”), is a Maryland corporation formed on May 4, 2015. The Company focuses on acquiring, owning and leasing parking facilities and related infrastructure, including parking lots, parking garages and other parking structures throughout the United States. The Company targets both parking garage and surface lot properties primarily in top 50 U.S. Metropolitan Statistical Areas, with proximity to key demand drivers, such as commerce, events and venues, government and institutions, hospitality and multifamily central business districts.
As of December 31, 2022, the Company owned 44 parking facilities (including one property classified as held for sale) in
22
separate markets throughout the United States, with a total of 15,750 parking spaces and approximately 5.4 million square feet. The Company also owns approximately 0.2 million square feet of commercial space adjacent to its parking facilities.
The Company is the sole general partner of Mobile Infra Operating Partnership, L.P., formerly known as MVP REIT II Operating Partnership, LP, a Maryland limited partnership (the “Operating Partnership”). The Company owns substantially all of its assets and conducts substantially all of its operations through the Operating Partnership, is the sole general partner of the Operating Partnership and owns approximately 45.8% of the common units of the Operating Partnership (the “OP Units”). Color Up, LLC, a Delaware limited liability company (“Color Up”) and HSCP Strategic III, LP, a Delaware limited partnership (“HS3”), are limited partners of the Operating Partnership and own approximately 44.2% and 10%, respectively, of the outstanding OP Units. Color Up is our largest stockholder and is controlled by the Company’s Chief Executive Officer and a director, Manuel Chavez, the Company’s President, Chief Financial Officer, and a director, Stephanie Hogue, and a director of the Company, Jeffrey Osher. HS3 is controlled by Mr. Osher.
The Company previously elected to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes and operated in a manner that allowed the Company to qualify as a REIT through December 31, 2019. As a consequence of lease modifications entered into during the
COVID-19 pandemic,
the Company earned income from a number of tenants that did not constitute qualifying REIT income for purposes of the annual REIT gross income tests, and, as a result, the Company was not in compliance with the annual REIT income tests for its taxable year ended December 31, 2020. Accordingly, the Company did not qualify for taxation as a REIT in 2020 and continues to be taxed as a C corporation. As a C corporation, the Company is not required to distribute any amounts to its stockholders.
Merger with Fifth Wall Acquisition Corp. III
On December 13, 2022, the Company and Fifth Wall Acquisition Corp. III (“FWAC”), a special purpose acquisition company sponsored by Fifth Wall Acquisition Sponsor III LLC (“Fifth Wall”), entered into a definitive merger agreement (the “Merger Agreement”). Upon closing of the merger (the “Merger”), FWAC will be the surviving entity and will be renamed “Mobile Infrastructure Corporation”. The combined company following the Merger (“New MIC”) expects to be publicly traded on the New York Stock Exchange under the ticker “BEEP.” Following the steps of the Merger as provided in the Merger Agreement:

•	each then issued and outstanding Class A Share of FWAC will convert, on a one-for-one basis, into one share of New MIC common stock;

•	each then issued and outstanding share of the Company’s common stock will convert, on a 1.5-to-one basis, into one share of New MIC common stock;

•	each share of the Company’s Series 1 and Series A preferred stock issued and outstanding will be converted into the right to receive one share of Series 1 and Series A preferred stock of New MIC; and

•
each of the Company’s common stock warrants will become a warrant to purchase that number of shares of New MIC common stock equal to the product of (a) the number of shares of common stock that would have been issuable upon the exercise of such common stock warrant and (b) 1.5.

Additionally, in connection with the execution of the Merger Agreement, FWAC entered into subscription agreements with an initial PIPE investor (the “Initial PIPE Investor”), pursuant to which the Initial PIPE Investor agreed to purchase from New MIC, prior to or substantially concurrently with the closing of the Merger, $10 million of common stock, par value $0.0001 per share, of New MIC (the “New MIC Common Stock”) at $10.00 per 1.2 shares. The Initial PIPE Investor is controlled by Jeffrey Osher, a member of the Company’s Board of Directors.
The Merger Agreement also contemplates other PIPE investments through the entry into one or more additional subscription agreements with one or more investors to purchase Class A Shares of FWAC, New MIC common stock, New MIC preferred stock or convertible notes of New MIC.
Pursuant to the Merger, the Operating Partnership will convert from a Maryland limited partnership to a Delaware limited liability company. As a limited liability company, the Operating Partnership will continue to be treated as a partnership and a disregarded entity for tax and accounting purposes.
During the year ended December 31, 2022, the Company incurred costs of approximately $2.1 million associated with the Merger. These costs are being accounted for as deferred offering costs in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 340,

Other Assets and Deferred Costs

and are reflected within deferred offering costs on our Consolidated Balance Sheets as of December 31, 2022.
Terminated Merger with Mobile Infrastructure Trust
On May 27, 2022, the Company entered into an Agreement and Plan of Merger (the “MIT Merger Agreement”) by and between the Company and Mobile Infrastructure Trust, a Maryland real estate investment trust (“MIT”), which is 100% owned by Bombe Asset Management LLC (“Bombe”), an Ohio limited liability company owned by Mr. Chavez and Ms. Hogue. Pursuant to the terms of the MIT Merger Agreement, the Company would merge with and into MIT, with MIT continuing as the surviving entity resulting from the transaction. Prior to and as a condition to the merger with MIT, MIT expected to undertake an initial public offering (the “MIT IPO”) of its common shares of beneficial interest. Also, in March 2022, the Company had entered into an agreement with MIT, requiring the Company to be allocated, bear and (where practicable) pay directly certain costs and expenses related to the merger with MIT and the MIT IPO.
In connection with the execution of the Merger Agreement with FWAC, the MIT Merger Agreement and the cost allocation agreement with MIT were terminated.
During the year ended December 31, 2022, the Company incurred costs of approximately $4.6 million pursuant to the cost allocation agreement with MIT. Such amounts are included on organizational, offering and other costs on the Consolidated Statements of Operations.
2021 Recapitalization
On January 8, 2021, the Company entered into an equity purchase and contribution agreement (the “Purchase Agreement”) by and among the Company, the Operating Partnership, Vestin Realty Mortgage I, Inc., (“VRMI”) Vestin Realty Mortgage II, Inc. (“VRMII”), and Michael V. Shustek (“Mr. Shustek” and together with VRMI and VRMII, the “Former Advisor”) and Color Up, LLC (the “Purchaser”). The transactions contemplated by the Purchase Agreement are referred to herein collectively as the “Transaction.”

On August 25, 2021, we completed the Transaction and as a result, the Company acquired three multi-level parking garages consisting of approximately 765 and 1,625 parking spaces located in Cincinnati, Ohio and approximately 1,154 parking spaces located in Chicago, Illinois totaling approximately 1.2 million square feet. In addition to the parking garages contributed, proprietary technology was contributed to the Company, which provides management of the Company with real-time information on the performance of its assets. Pursuant to the closing of the Transaction, the Operating Partnership issued 7,495,090 newly issued OP Units at $11.75 per unit for total consideration of $84.1 million, net of transaction costs. The consideration received consisted of $35.0 million of cash, three parking assets with an estimated fair value of approximately $98.8 million and technology with an estimated fair value of $4.0 million. The Company also assumed long-term debt with an estimated fair value of approximately $44.5 million. In addition, the Company issued warrants to Color Up to purchase up to 1,702,128 shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) at an exercise price of $11.75 for an aggregate cash purchase price of up to $20 million. The estimated fair value of the warrants recorded as of the closing date of the Transaction was approximately $3.3 million. Transaction expenses not directly related to the acquisition of the three contributed real estate assets or issuance of OP Units of approximately $12.2 million and the settlement of the deferred management internalization liability of $10.0 million were recorded in transaction expenses and settlement of deferred management internalization, respectively, in the Consolidated Statements of Operations.
Management assessed the potential accounting treatment for the Transaction by applying ASC 805 and determined that the Transaction did not result in a change of control. As a result, the three contributed real estate assets and the technology platform acquired, described above, were accounted for by the Company as asset acquisitions in the financial statements, which required recognition of assets and liabilities at acquired cost and reflect the capitalization of any transaction costs directly attributable to the asset acquisition.